Restricted Investments - Disclosure of Restricted Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets [line items]
Restricted investments	R 6,044	R 5,687
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	6,030	5,673	R 5,244
Investments held by social trust funds
Disclosure of financial assets [line items]
Restricted investments	R 14	R 14